Pledged Assets and Debt - Subsidiary Notes Payable (Details) - USD ($) $ in Thousands	Sep. 06, 2018	Mar. 31, 2019	Dec. 31, 2018	Dec. 13, 2018	Dec. 12, 2018	Dec. 11, 2018	Dec. 31, 2017	Apr. 25, 2017	May 24, 2016	Jul. 19, 2014
Debt
Net principal, current		$ 869	$ 884
Net principal, noncurrent		69,894	70,938
Note, Secured, due April 2019
Debt
Principal			70,000	$ 70,000
Note, secured, due April 2020
Debt
Principal			70,000		$ 63,500
Term note with a non-related entity
Debt
Face amount of debt										$ 1,069,000
Outstanding amount			822,000
Subsidiary notes payable
Debt
Principal		71,807	71,838
Principal, current		869	884
Principal, noncurrent		70,938	70,954
Deferred issuance costs		1,044	16
Deferred issuance costs, current			0
Deferred Issuance costs, noncurrent		1,044	16
Net principal		70,763	71,822
Net principal, current		869	884
Net principal, noncurrent		69,894	70,938
Subsidiary notes payable | Note, Secured, due April 2019
Debt
Interest rate (as a percent)	17.00%
Administrative fee	1.20%
Subsidiary notes payable | Note, secured, due April 2020
Debt
Principal		70,000	70,000
Deferred issuance costs		1,044	16
Net principal		68,956	69,984
Face amount of debt		$ 70,000	$ 70,000		$ 70,000	$ 63,500	$ 70,000
Interest rate (as a percent)		16.75%	16.75%				16.75%
Subsidiary notes payable | Term note, secured, due July 2019
Debt
Principal		$ 806	$ 822
Net principal		806	822
Face amount of debt		$ 1,425	$ 1,425				$ 1,425
Interest rate (as a percent)		4.25%	4.25%
Subsidiary notes payable | Term Note, secured, due May 2021
Debt
Principal		$ 1,001	$ 1,016
Net principal		1,001	1,016
Face amount of debt		$ 1,165	$ 1,165				1,165		$ 1,165
Interest rate (as a percent)		4.50%	4.50%
Senior secured notes payable
Debt
Deferred Issuance costs, noncurrent			$ 0
Predecessor
Debt
Net principal, current							118
Net principal, noncurrent							61,077
Predecessor | Note, Secured, due April 2019
Debt
Principal				$ 63,500				$ 63,500
Predecessor | Revolving credit due April 2019
Debt
Maximum borrowing capacity							47,000
Predecessor | Subsidiary notes payable
Debt
Principal							61,958
Principal, current							119
Principal, noncurrent							61,839
Deferred issuance costs							763
Deferred issuance costs, current							1
Deferred Issuance costs, noncurrent							762
Net principal							61,195
Net principal, current							118
Net principal, noncurrent							61,077
Predecessor | Subsidiary notes payable | Note, secured, due April 2020
Debt
Principal							60,000
Deferred issuance costs							744
Net principal							59,256
Predecessor | Subsidiary notes payable | Term note, secured, due July 2019
Debt
Principal							882
Deferred issuance costs							5
Net principal							877
Predecessor | Subsidiary notes payable | Term Note, secured, due May 2021
Debt
Principal							1,076
Deferred issuance costs							14
Net principal							1,062
Predecessor | Senior secured notes payable
Debt
Deferred issuance costs							1,664
Deferred Issuance costs, noncurrent							1,664
Principal							$ 249,790
Predecessor | Senior secured notes payable | 10.75% Senior Secured Notes due 2019
Debt
Interest rate (as a percent)					10.75%		10.75%
Guarantor Subsidiaries | Term note with a non-related entity
Debt
Face amount of debt										$ 1,425,000
Outstanding amount			$ 1,096,000